SEGMENT - Segment information (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
SEGMENT
Total revenues	¥ 13,862	$ 2,010	¥ 12,785	¥ 10,196
Operating costs and expenses	14,705	2,132	13,607	11,925
Income (Losses) from operations	(294)	(43)	164	(1,686)
Net (loss) income attributable to H World Group Limited	(1,821)	(264)	(465)	(2,192)
Interest income	87	13	89	119
Interest expense	409	59	405	533
Income tax (benefit) expense	207	30	12	(215)
Depreciation and amortization	1,456	211	1,503	1,362
EBITDA	164		1,366	(631)
Share-based compensation	87	$ 13	109	122
Legacy Huazhu
SEGMENT
Total revenues	10,655		11,247	8,664
EBITDA	282		1,827	736
Legacy DH
SEGMENT
Total revenues	3,207		1,538	1,532
EBITDA	¥ (118)		¥ (461)	¥ (1,367)